DEBENTURES (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Non Convertible Debenture [Member]
Debt Instrument, Linkage Basis					CPI
Debt Instrument, Interest Rate, Stated Percentage					5.15% [1]
Non-convertible debentures	$ 0	[1]	$ 15,735	[1]
Less - current maturities of debentures	0		(15,735)
Total	$ 0		$ 0

[1]	Non-convertible debentures: The above-listed non-convertible debentures were issued and sold by Matrix in August 2007 and listed on TASE for trade based on prospectus issued by the Matrix in February 2008. The total issued par value of the debentures as of the issuance date was NIS 250,000 (approximately $ 62,000). The debentures bear interest at an annual rate of 5.15% plus additional 0.5% until the debentures were to be listed for trading on the TASE. Interest is paid every six months commencing on December 31, 2007 through December 31, 2013. The principal amount owed under the debentures will be repaid in four equal annual installments on December 31 of each of the years 2010 through 2013 (included). The principal and interest owed under the debentures are linked to the Israeli consumer price index ("CPI"). The effective interest rate of the debentures is 5.21% per annum. On May 28 2013, Matrix Board of Directors decided on early redemption of the outstanding balance of the debentures. The early redemption payment was made in one installment, at the interest payment date on June 30, 2013 (the "Early Redemption Date"). The amount of actual redemption was approximately NIS 60,752 (approximately $ 16,792). After the early redemption, the debentures were written off for trading and from the TASE Clearing House. The amount per NIS 1 par value that the Company redeemed equals to the value of the bonds` liability value, (i.e. principal plus interest and linkage differences to the actual date of early redemption). At December 31, 2013, no debentures are outstanding.